Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities - Summary of Investments in Community Development and Tax-advantaged VIEs (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Variable Interest Entity [Line Items]
Investment carrying amount	$ 674,805	$ 573,284
Unfunded capital and other commitments	623,573	517,897
Variable Interest Entity Not Primary Beneficiary [Member] | Community Development And Tax Advantaged Investments [Member]
Variable Interest Entity [Line Items]
Investment carrying amount	5,452	4,484
Unfunded capital and other commitments	2,416	1,890
Maximum exposure to loss	$ 9,761	$ 9,899